PROSPECTUS SUPPLEMENT
NORTHERN FUNDS — EQUITY FUNDS

SUPPLEMENT DATED MARCH 31, 2008 TO PROSPECTUS DATED JULY 31, 2007
The following supplements the sixth paragraph under “Fund Management” on page 38 of the Prospectus:
Effective March 31, 2008, the managers for the International Growth Equity Fund are Stephen Dowds, Senior Vice President of Northern Trust, and Stephen Watson, Vice President of Northern Trust. Mr. Dowds has had such responsibility since February 2005, and Mr. Watson since March 2008. Mr. Dowds joined Northern Trust in March 2004. From 1995 to 2004, Mr. Dowds was Chief Investment Officer at Dryden Capital Management (a division of Prudential-Bache International). Mr. Watson has managed various equity portfolios since joining Northern Trust in May 2003. From 2000 to 2003, he led the research team at National Bank of Greece.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
NORTHERN FUNDS
Supplement dated March 31, 2008 to Statement of Additional Information dated July 31, 2007
The information beginning on page 69 with respect to Diane Jones, portfolio manager of the International Growth Equity Fund, is deleted and replaced with the following:
PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
International Growth Equity Fund	Stephen Dowds and Stephen Watson
Accounts Managed by the Portfolio Managers
     The table below discloses accounts within each type of category listed below for which Stephen Watson is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.

			Number of Accounts
	Total Number		Managed that	Total Assets that
	of Accounts	Total Assets	Advisory Fee Based	Advisory Fee Based
Type of Accounts	Managed	(in Millions)	on Performance	on Performance
Northern Funds:*	0	$0	0	$0
Northern Institutional Funds:*	0	$0	0	$0
Other Registered Investment Companies:*	0	0	0	$0
Other Pooled Investment Vehicles:*	0	0	0	$0
Other Accounts:*	0	0	0	$0

*	Information is as of February 29, 2008.
Disclosure of Securities Ownership:

Stephen Watson*	International Growth Equity Fund	$0

*	Information is as of February 29, 2008.